T. ROWE PRICE INTERNATIONAL BOND FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1)	860,000	1,037
Republic of Albania, 3.50%, 6/16/27 (EUR) (1)	720,000	869
Republic of Albania, 5.75%, 11/12/20 (EUR)	1,326,000	1,564
Total Albania (Cost $3,291)		3,470

ARGENTINA 0.1%
Government Bonds 0.1%
Republic of Argentina, 1.00%, 7/9/29 (USD)	36,367	17
Republic of Argentina, STEP, 0.125%, 7/9/30 (USD)	1,659,356	696
Total Argentina (Cost $894)		713

AUSTRALIA 2.7%
Corporate Bonds 0.2%
Transurban Finance, 1.45%, 5/16/29 (EUR)	1,475,000	1,755
		1,755
Government Bonds 2.5%
Commonwealth of Australia, 3.00%, 3/21/47	22,929,000	21,043
New South Wales Treasury, 4.00%, 5/20/26	8,064,400	6,869
		27,912
Total Australia (Cost $24,929)		29,667

AUSTRIA 1.1%
Corporate Bonds 0.0%
UniCredit Bank Austria, 1.375%, 5/26/21	400,000	475
		475
Government Bonds 1.1%
Heta Asset Resolution, 2.375%, 12/13/22	9,700,000	12,046
		12,046
Total Austria (Cost $11,779)		12,521

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 2.00%, 1/23/35	290,000	369
Total Belgium (Cost $288)		369

BERMUDA 0.7%
Government Bonds 0.7%
Government of Bermuda, 3.717%, 1/25/27 (USD)	1,700,000	1,879
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	4,775,000	5,712
Total Bermuda (Cost $6,764)		7,591

BRAZIL 0.9%
Corporate Bonds 0.2%
BRF, 4.875%, 1/24/30 (USD) (2)	1,735,000	1,783
Centrais Eletricas Brasileiras, 4.625%, 2/4/30 (USD) (1)	620,000	621
		2,404
Government Bonds 0.7%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	26,983,000	5,446
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	1,800,000	2,134
		7,580
Total Brazil (Cost $11,772)		9,984

BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 0.375%, 9/23/30 (EUR)	1,527,000	1,787
Republic of Bulgaria, 1.375%, 9/23/50 (EUR)	2,331,000	2,666
Total Bulgaria (Cost $4,502)		4,453

CANADA 3.2%
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3)	4,481,000	3,336
		3,336

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Government Bonds 2.9%
Government of Canada, 2.00%, 9/1/23	12,953,000	10,209
Government of Canada, 3.50%, 12/1/45	6,981,000	8,081
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31	9,804,011	11,303
Province of Ontario, 2.60%, 6/2/25	2,073,000	1,691
Province of Ontario, 3.50%, 6/2/43	996,000	952
		32,236
Total Canada (Cost $34,187)		35,572

CHILE 3.1%

Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1)	2,335,000	2,476
		2,476
Government Bonds 2.9%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	5,170,000,000	7,559
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	16,220,000,000	24,271
		31,830
Total Chile (Cost $33,851)		34,306

CHINA 8.8%

Corporate Bonds 0.8%
CIFI Holdings Group, 6.55%, 3/28/24 (USD)	2,600,000	2,691
Country Garden Holdings, 5.125%, 1/17/25 (USD)	600,000	628
Country Garden Holdings, 5.40%, 5/27/25 (USD)	700,000	755
Country Garden Holdings, 6.15%, 9/17/25 (USD)	250,000	276
Country Garden Holdings, 8.00%, 1/27/24 (USD)	400,000	435
Shimao Group Holdings, 5.60%, 7/15/26 (USD)	2,000,000	2,188
State Grid Overseas Investment, 1.375%, 5/2/25 (EUR) (1)	2,000,000	2,437
		9,410
Government Bonds 8.0%
China Development Bank, 3.43%, 1/14/27	160,000,000	23,263
China Development Bank, 3.65%, 5/21/29	20,000,000	2,910
China Development Bank, 4.24%, 8/24/27	150,000,000	22,849

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
China Development Bank, 4.88%, 2/9/28	40,000,000	6,313
People's Republic of China, 3.12%, 12/5/26	50,000,000	7,355
People's Republic of China, 3.13%, 11/21/29	30,000,000	4,385
People's Republic of China, 3.25%, 6/6/26	130,000,000	19,301
People's Republic of China, 3.77%, 3/8/25	10,000,000	1,527
People's Republic of China, 4.00%, 6/24/69	10,000,000	1,471
		89,374
Total China (Cost $96,990)		98,784

COLOMBIA 0.1%
Corporate Bonds 0.1%
Banco de Bogota, 6.25%, 5/12/26 (USD)	1,550,000	1,684
Total Colombia (Cost $1,653)		1,684

CROATIA 0.3%
Government Bonds 0.3%
Republic of Croatia, 3.875%, 5/30/22 (EUR)	2,645,000	3,299
Total Croatia (Cost $3,176)		3,299

CYPRUS 2.9%
Government Bonds 2.9%
Republic of Cyprus, 1.25%, 1/21/40	50,000	60
Republic of Cyprus, 2.375%, 9/25/28	6,980,000	9,443
Republic of Cyprus, 2.75%, 2/26/34	547,000	783
Republic of Cyprus, 2.75%, 5/3/49	1,269,000	1,948
Republic of Cyprus, 3.75%, 7/26/23 (2)	4,325,000	5,603
Republic of Cyprus, 3.875%, 5/6/22	6,371,000	7,937
Republic of Cyprus, 4.25%, 11/4/25	4,701,000	6,650
Total Cyprus (Cost $29,493)		32,424

CZECH REPUBLIC 0.6%
Government Bonds 0.6%
Czech Republic, 3.625%, 4/14/21 (EUR)	3,093,000	3,706

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Czech Republic, 3.875%, 5/24/22 (EUR)	2,038,000	2,559
Total Czech Republic (Cost $6,417)		6,265

DENMARK 0.3%
Corporate Bonds 0.3%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3)	2,475,000	2,876
Total Denmark (Cost $2,761)		2,876

EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1)	1,845,000	2,116
Total Egypt (Cost $2,069)		2,116

FRANCE 2.7%
Corporate Bonds 1.0%
Altice France, 5.875%, 2/1/27 (1)	375,000	464
BNP Paribas, 5.75%, 1/24/22 (GBP)	174,000	239
BPCE, 1.125%, 1/18/23	1,400,000	1,678
Capgemini, 1.625%, 4/15/26	600,000	752
Credit Agricole, 1.00%, 9/16/24	2,800,000	3,425
Credit Agricole, 1.875%, 12/20/26	1,100,000	1,402
Orange, 0.875%, 2/3/27	200,000	245
Societe Generale, VR, 2.50%, 9/16/26 (3)	2,400,000	2,856
		11,061
Government Bonds 1.7%
Dexia Credit Local, 0.625%, 1/21/22	2,150,000	2,557
Republic of France, 1.25%, 5/25/36 (1)	10,755,000	15,040
Republic of France, 1.75%, 5/25/66 (1)	1,044,000	1,839
		19,436
Total France (Cost $27,571)		30,497

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
GERMANY 6.5%

Corporate Bonds 1.7%
Allianz, VR, 3.375% (3)(4)	2,300,000	2,909
Consus Real Estate, 9.625%, 5/15/24 (1)	600,000	747
E. ON, 1.625%, 5/22/29	2,520,000	3,267
Infineon Technologies, 1.125%, 6/24/26	1,000,000	1,207
Infineon Technologies, 1.625%, 6/24/29	1,000,000	1,218
ProSiebenSat. 1 Media, 2.625%, 4/15/21	1,495,000	1,750
Vertical Midco, 4.375%, 7/15/27 (1)(2)	490,000	584
Volkswagen International Finance, 1.875%, 3/30/27	2,100,000	2,617
Volkswagen Leasing, 1.50%, 6/19/26	1,630,000	1,974
Wintershall Dea Finance, 0.452%, 9/25/23	1,500,000	1,732
Wintershall Dea Finance, 0.84%, 9/25/25	1,000,000	1,138
		19,143
Government Bonds 4.8%
Bundesobligation, Zero Coupon, 4/11/25 (5)	43,712,000	52,958
KfW, 4.70%, 6/2/37 (CAD)	924,000	972
		53,930
Total Germany (Cost $68,635)		73,073

GREECE 0.1%

Corporate Bonds 0.1%
Crystal Almond, 4.25%, 10/15/24	1,050,000	1,216
Total Greece (Cost $1,060)		1,216

ICELAND 0.8%

Corporate Bonds 0.8%
Arion Banki, 1.00%, 3/20/23 (EUR)	1,500,000	1,771
Landsbankinn, 1.625%, 3/15/21 (EUR)	5,939,000	7,015
Total Iceland (Cost $8,129)		8,786

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
INDIA 2.5%
Corporate Bonds 0.3%
ABJA Investment, 5.45%, 1/24/28 (USD)	2,169,000	2,107
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD)
(1)(2)	1,600,000	1,608
		3,715
Government Bonds 2.2%
Republic of India, 6.45%, 10/7/29	460,000,000	6,372
Republic of India, 8.20%, 9/24/25	512,400,000	7,679
Republic of India, 8.40%, 7/28/24	674,470,000	10,080
		24,131
Total India (Cost $28,671)		27,846

INDONESIA 2.0%
Corporate Bonds 0.1%
Jasa Marga Persero, 7.50%, 12/11/20 (1)	20,200,000,000	1,325
		1,325
Government Bonds 1.9%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)	6,942,000	9,530
Republic of Indonesia, 6.125%, 5/15/28	92,272,000,000	5,984
Republic of Indonesia, 7.00%, 5/15/27	62,710,000,000	4,354
Republic of Indonesia, 8.75%, 5/15/31	18,938,000,000	1,426
		21,294
Total Indonesia (Cost $22,018)		22,619

IRELAND 2.9%
Corporate Bonds 0.2%
XLIT, VR, 3.25%, 6/29/47 (3)	1,600,000	2,069
		2,069
Government Bonds 2.7%
Republic of Ireland, 0.20%, 10/18/30	8,400,000	10,209
Republic of Ireland, 1.35%, 3/18/31	6,591,000	8,942
Republic of Ireland, 1.50%, 5/15/50	841,000	1,272
Republic of Ireland, 2.00%, 2/18/45	983,000	1,606

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Republic of Ireland, 5.40%, 3/13/25	5,584,700	8,295
		30,324
Total Ireland (Cost $29,832)		32,393

ISRAEL 2.8%

Corporate Bonds 0.1%
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)	285,000	324
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)	210,000	252
		576
Government Bonds 2.7%
State of Israel, 1.50%, 1/18/27 (EUR)	3,044,000	3,877
State of Israel, 1.75%, 8/31/25	28,725,389	8,974
State of Israel, 3.80%, 5/13/60 (USD)	3,110,000	3,706
State of Israel, 3.875%, 7/3/50 (USD)	1,390,000	1,667
State of Israel, 5.50%, 1/31/42	23,193,000	11,791
		30,015
Total Israel (Cost $26,718)		30,591

ITALY 2.1%

Corporate Bonds 0.4%
FCA Bank, 0.50%, 9/13/24	1,000,000	1,166
UniCredit, 2.00%, 3/4/23	1,414,000	1,729
UniCredit, VR, 4.875%, 2/20/29 (3)	1,150,000	1,429
		4,324
Government Bonds 1.7%
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67	8,054,000	11,714
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%,
5/15/26	6,369,453	7,669
		19,383
Total Italy (Cost $19,857)		23,707

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
JAPAN 14.6%
Corporate Bonds 0.3%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1)	2,280,000	2,967
		2,967
Government Bonds 14.3%
Government of Japan, 0.60%, 6/20/37	770,000,000	7,638
Government of Japan, 0.70%, 3/20/37	1,681,150,000	16,933
Government of Japan, 1.20%, 12/20/34	3,076,300,000	33,145
Government of Japan, 1.70%, 9/20/44	1,521,000,000	18,345
Government of Japan, 2.20%, 9/20/39	640,000,000	8,087
Government of Japan, 2.50%, 9/20/37	2,069,250,000	26,645
Government of Japan, Inflation-Indexed, 0.10%, 3/10/24	557,574,200	5,274
Government of Japan, Inflation-Indexed, 0.10%, 9/10/24	482,359,800	4,570
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25	972,108,800	9,194
Government of Japan Treasury Bills, (0.119)%, 12/14/20 (5)	3,100,000,000	29,401
		159,232
Total Japan (Cost $153,707)		162,199

KUWAIT 0.1%
Corporate Bonds 0.1%
Equate Petrochemical, 4.25%, 11/3/26 (USD)	1,510,000	1,588
Total Kuwait (Cost $1,588)		1,588

LATVIA 1.3%
Government Bonds 1.3%
Republic of Latvia, 0.375%, 10/7/26 (EUR)	12,307,000	15,043
Total Latvia (Cost $13,715)		15,043

LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1)	200,000	239
Total Lithuania (Cost $226)		239

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
LUXEMBOURG 0.5%
Corporate Bonds 0.5%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29	800,000	934
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24	2,000,000	2,426
Blackstone Property Partners Europe Holdings, 2.20%, 7/24/25	1,500,000	1,841
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (6)	177,338	184
Total Luxembourg (Cost $5,114)		5,385

MALAYSIA 3.0%
Government Bonds 3.0%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	6,600,000	6,616
Government of Malaysia, 4.065%, 6/15/50	16,650,000	4,180
Government of Malaysia, 4.736%, 3/15/46	80,874,000	22,175
Total Malaysia (Cost $29,989)		32,971

MEXICO 1.1%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)	930,000	1,622
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2)(3)	1,900,000	1,933
Cemex, 5.70%, 1/11/25 (USD)	1,100,000	1,125
Cemex, 6.125%, 5/5/25 (USD)	925,000	956
		5,636
Government Bonds 0.6%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)	6,134,000	7,247
		7,247
Total Mexico (Cost $12,765)		12,883

MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 4.50%, 10/5/20 (EUR)	2,083,000	2,445
Total Morocco (Cost $2,376)		2,445

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 0.7%
Corporate Bonds 0.7%
ABN AMRO Bank, 6.375%, 4/27/21	745,000	904
LeasePlan, VR, 7.375% (3)(4)	1,500,000	1,770
Nationale-Nederlanden Bank, 0.375%, 2/26/25	1,000,000	1,182
Summer BidCo, 9.75% (PIK), 11/15/25 (6)	2,149,937	2,531
Trivium Packaging Finance, 3.75%, 8/15/26 (1)	175,000	202
Ziggo, 2.875%, 1/15/30 (1)	510,000	584
Ziggo, 2.875%, 1/15/30	510,000	584
Total Netherlands (Cost $7,430)		7,757

NORWAY 0.4%
Corporate Bonds 0.4%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)	3,245,000	3,997
Total Norway (Cost $3,591)		3,997

PANAMA 0.3%
Corporate Bonds 0.3%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	1,450,000	1,510
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	1,300,000	1,365
Total Panama (Cost $2,776)		2,875

PHILIPPINES 0.2%
Corporate Bonds 0.2%
ICTSI Treasury, 5.875%, 9/17/25 (USD) (2)	2,556,000	2,832
Total Philippines (Cost $2,693)		2,832

PORTUGAL 0.5%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3)	1,600,000	1,795
		1,795

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 0.3%
Republic of Portugal, 4.10%, 2/15/45 (1)	1,479,000	2,901
		2,901
Total Portugal (Cost $4,555)		4,696

ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 2.00%, 1/28/32 (EUR)	2,319,000	2,688
Republic of Romania, 2.00%, 1/28/32 (EUR) (1)	655,000	759
Republic of Romania, 2.124%, 7/16/31 (EUR)	4,258,000	4,994
Republic of Romania, 2.375%, 4/19/27 (EUR)	2,805,000	3,495
Republic of Romania, 2.875%, 10/28/24 (EUR)	305,000	387
Republic of Romania, 2.875%, 3/11/29 (EUR)	943,000	1,207
Republic of Romania, 3.624%, 5/26/30 (EUR)	3,330,000	4,425
Total Romania (Cost $15,751)		17,955

RUSSIA 0.2%
Government Bonds 0.2%
Russian Federation, 8.15%, 2/3/27	168,707,000	2,451
Total Russia (Cost $2,987)		2,451

SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)	4,800,000	5,447
Total Serbia (Cost $5,332)		5,447

SINGAPORE 0.9%
Government Bonds 0.9%
Government of Singapore, 2.875%, 7/1/29	5,505,000	4,731
Government of Singapore, 3.125%, 9/1/22	7,416,000	5,733
Total Singapore (Cost $10,070)		10,464

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SLOVENIA 2.3%

Government Bonds 2.3%
Republic of Slovenia, 0.275%, 1/14/30	3,706,000	4,462
Republic of Slovenia, 1.25%, 3/22/27	4,177,000	5,366
Republic of Slovenia, 1.50%, 3/25/35	2,462,000	3,416
Republic of Slovenia, 3.125%, 8/7/45	2,467,000	4,720
Republic of Slovenia, 4.625%, 9/9/24	1,526,000	2,147
Republic of Slovenia, 5.125%, 3/30/26	1,188,000	1,816
Republic of Slovenia, 5.25%, 2/18/24 (USD)	3,138,000	3,613
Total Slovenia (Cost $23,013)		25,540

SOUTH AFRICA 0.9%

Corporate Bonds 0.3%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	3,000,000	2,937
		2,937
Government Bonds 0.6%
Republic of South Africa, 10.50%, 12/21/26	101,111,014	6,992
		6,992
Total South Africa (Cost $11,398)		9,929

SPAIN 2.4%

Corporate Bonds 1.5%
Abertis Infraestructuras, 3.00%, 3/27/31	1,300,000	1,643
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24	1,000,000	1,157
Banco Santander, 1.375%, 2/9/22	1,500,000	1,793
CaixaBank, VR, 2.75%, 7/14/28 (3)	4,600,000	5,542
Cirsa Finance International, 6.25%, 12/20/23 (1)	1,180,000	1,254
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25	1,800,000	2,178
Inmobiliaria Colonial Socimi, 2.00%, 4/17/26	700,000	859
Telefonica Emisiones, 1.788%, 3/12/29	500,000	645
Telefonica Emisiones, 1.957%, 7/1/39	950,000	1,216
		16,287

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 0.9%
Kingdom of Spain, Zero Coupon, 1/31/25 (5)	8,532,000	10,131
		10,131
Total Spain (Cost $25,558)		26,418

SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	3,100,000	3,069
Total Sri Lanka (Cost $3,101)		3,069

SUPRANATIONAL 0.8%
Government Bonds 0.8%
European Investment Bank, 1.25%, 5/12/25 (SEK)	61,450,000	7,215
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	2,260,000	2,033
Total Supranational (Cost $9,024)		9,248

SWEDEN 0.9%
Corporate Bonds 0.9%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)	2,210,000	2,700
Stadshypotek, 2.00%, 9/1/28	42,000,000	5,260
Tele2, 1.125%, 5/15/24 (EUR)	960,000	1,161
Tele2, 2.125%, 5/15/28 (EUR)	310,000	400
Verisure Holding, 3.875%, 7/15/26 (EUR) (1)	260,000	305
Total Sweden (Cost $9,184)		9,826

SWITZERLAND 0.6%
Corporate Bonds 0.6%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (3)	1,069,000	1,376
UBS, 1.375%, 4/16/21 (EUR)	4,065,000	4,814
Total Switzerland (Cost $5,837)		6,190

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
THAILAND 0.6%

Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3)	1,100,000	1,080
		1,080
Government Bonds 0.5%
Kingdom of Thailand, 3.65%, 6/20/31	154,425,000	5,939
		5,939
Total Thailand (Cost $6,376)		7,019

UNITED ARAB EMIRATES 0.1%

Corporate Bonds 0.1%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)	800,000	913
Total United Arab Emirates (Cost $906)		913

UNITED KINGDOM 6.8%

Corporate Bonds 3.2%
AA Bond, 5.50%, 7/31/22	1,354,000	1,638
Barclays, 1.875%, 12/8/23 (EUR)	2,814,000	3,448
BP Capital Markets, 1.573%, 2/16/27 (EUR)	1,000,000	1,256
Cabot Financial Luxembourg, 7.50%, 10/1/23	1,605,000	2,084
Eastern Power Networks, 5.75%, 3/8/24	38,000	57
eG Global Finance, 4.375%, 2/7/25 (EUR) (1)	670,000	743
FCE Bank, 0.869%, 9/13/21 (EUR)	850,000	975
FCE Bank, 1.66%, 2/11/21 (EUR)	286,000	332
FCE Bank, 3.25%, 11/19/20	1,013,000	1,303
G4s International Finance, 1.50%, 1/9/23 (EUR)	535,000	629
G4s International Finance, 1.875%, 5/24/25 (EUR)	525,000	616
HBOS, 5.374%, 6/30/21 (EUR)	600,000	728
HSBC Bank, 4.75%, 3/24/46	707,000	1,120
HSBC Bank, 6.50%, 7/7/23	12,000	18
HSBC Holdings, 6.50%, 5/20/24	670,000	1,026
InterContinental Hotels Group, 3.875%, 11/28/22	1,729,000	2,285
Leeds Building Society, 2.625%, 4/1/21 (EUR)	1,375,000	1,634

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Marks & Spencer, 6.00%, 6/12/25	551,000	769
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (3)	535,000	651
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (3)	950,000	1,138
Next Group, 3.625%, 5/18/28	1,787,000	2,384
Next Group, 4.375%, 10/2/26	540,000	764
RSA Insurance Group, VR, 5.125%, 10/10/45 (3)	1,190,000	1,757
Severn Trent Water Utilities Finance, 6.125%, 2/26/24	104,000	158
Sky, 1.875%, 11/24/23 (EUR)	1,681,000	2,089
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3)	1,500,000	1,804
Tesco, 6.125%, 2/24/22	780,000	1,075
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)	1,000,000	1,192
Victoria, 5.25%, 7/15/24 (EUR) (1)	440,000	512
Virgin Media Secured Finance, 4.25%, 1/15/30 (1)	750,000	954
		35,139
Government Bonds 3.6%
United Kingdom Gilt, 0.625%, 6/7/25	11,024,000	14,683
United Kingdom Gilt, 1.25%, 7/22/27	7,471,000	10,432
United Kingdom Gilt, 4.25%, 12/7/46	6,237,792	14,690
		39,805
Total United Kingdom (Cost $73,626)		74,944

UNITED STATES 5.4%

Corporate Bonds 5.4%
American Honda Finance, 1.95%, 10/18/24 (EUR)	847,000	1,063
American International Group, 5.00%, 4/26/23 (GBP)	250,000	353
AT&T, 1.60%, 5/19/28 (EUR)	1,330,000	1,650
AT&T, 2.05%, 5/19/32 (EUR)	550,000	700
Bank of America, VR, 1.379%, 2/7/25 (EUR) (3)	1,414,000	1,722
Bausch Health, 4.50%, 5/15/23 (EUR)	470,000	546
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)	1,018,000	1,408
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	2,070,000	2,470
Capital One Financial, 1.65%, 6/12/29 (EUR)	2,100,000	2,516
Constellium, 4.25%, 2/15/26 (EUR) (2)	1,260,000	1,470
DH Europe Finance, 0.45%, 3/18/28 (EUR)	275,000	320
DH Europe Finance, 0.75%, 9/18/31 (EUR)	385,000	444

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Encore Capital Group, 4.875%, 10/15/25 (EUR) (1)	540,000	631
Fidelity National Information Services, 2.602%, 5/21/25 (GBP)	1,200,000	1,672
Fiserv, 0.375%, 7/1/23 (EUR)	270,000	319
Fiserv, 3.00%, 7/1/31 (GBP)	1,800,000	2,614
General Electric, 0.875%, 5/17/25 (EUR)	1,800,000	2,096
General Electric, 1.875%, 5/28/27 (EUR)	2,975,000	3,543
General Electric, 2.125%, 5/17/37 (EUR)	1,075,000	1,220
General Motors Financial, 2.20%, 4/1/24 (EUR)	1,430,000	1,721
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)	2,204,000	2,752
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)	234,000	316
Honeywell International, 0.75%, 3/10/32 (EUR)	1,095,000	1,292
Kosmos Energy, 7.125%, 4/4/26 (1)(2)	1,185,000	1,041
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)	554,000	652
Morgan Stanley, 1.375%, 10/27/26 (EUR)	2,269,000	2,813
Netflix, 4.625%, 5/15/29 (EUR)	1,505,000	2,038
Prologis, 2.25%, 6/30/29 (GBP)	1,252,000	1,748
Refinitiv U.S. Holdings, 4.50%, 5/15/26 (EUR) (1)	1,470,000	1,803
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR)	500,000	633
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	1,640,000	1,924
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)	955,000	1,142
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)	156,000	213
Verizon Communications, 1.30%, 5/18/33 (EUR)	3,800,000	4,639
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)	2,350,000	2,899
Westlake Chemical, 1.625%, 7/17/29 (EUR)	5,000,000	5,759
Total United States (Cost $55,718)		60,142

SHORT-TERM INVESTMENTS 3.2%
MONEY MARKET FUNDS 2.5%
T. Rowe Price Government Reserve Fund, 0.09% (7)(8)	28,171,546	28,171
		28,171
U. S. TREASURY OBLIGATIONS 0.7%

U. S. Treasury Bills, 0.135%, 2/25/21 (9)	8,047,000	8,044
		8,044
Total Short-Term Investments (Cost $36,214)		36,215

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

			Par/Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.8%
Short-Term Funds 0.8%
T. Rowe Price Short-Term Fund, 0.13% (7)(8)			904,279	9,043
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank				9,043
Total Securities Lending Collateral (Cost $9,043)				9,043

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty	Description	Contracts	Notional Amount	$ Value
	USD Put / ILS Call, 12/1/20 @ 3.30
Citibank	(ILS)(5)	2	33,300	50
Goldman	AUD Put / USD Call, 10/5/20 @ $0.72
Sachs	(USD)(5)	1	56,230	598
Goldman	EUR Put / USD Call, 9/30/20 @ $1.16
Sachs	(USD)(5)	1	55,250	—
Goldman	EUR Put / USD Call, 10/5/20 @ $1.17
Sachs	(USD)(5)	1	78,200	141
Goldman	USD Call / CAD Put, 9/30/20 @ 1.35
Sachs	(CAD)(5)	1	22,100	—
UBS
Investment	USD Call / JPY Put, 9/30/20 @ 108.93
Bank	(JPY)(5)	1	44,200	—
UBS
Investment	USD Put / JPY Call, 10/16/20 @
Bank	105.04 (JPY) (5)	1	11,150	31
Total Options Purchased (Cost $1,447)				820

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 99.4%
(Cost $1,052,417)	$1,107,365
Other Assets Less Liabilities 0.6%	6,338
Net Assets 100.0%	$1,113,703

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $84,363 and represents 7.6% of net assets.
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4)	Perpetual security with no stated maturity date.
(5)	Non-income producing
(6)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	Seven-day yield
(8)	Affiliated Companies
(9)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PEN	Peruvian New Sol
PIK	Payment-in-kind
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.2)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%

Greece (0.0)%

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22 (USD)	1,450	9	(23)	32

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
Upon credit default, 12/20/24 (USD)	3,672	(31)	(129)	98

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
Upon credit default, 12/20/29 (USD)	1,700	(134)	(79)	(55)

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20 (USD)	2,160	4	(9)	13

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21 (USD)	2,160	13	(61)	74

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (USD)	380	(1)	(17)	16

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24 (USD)	2,800	(24)	(13)	(11)

Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay Upon
credit default, 6/20/25 (USD)	1,356	(21)	(73)	52

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
Upon credit default, 12/20/24 (USD)	833	(7)	(5)	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
Upon credit default, 6/20/25 (USD)	572	(9)	(25)	16

Total Bilateral Credit Default Swaps, Protection Sold			(434)	233

Total Bilateral Swaps			(434)	233

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

CENTRALLY CLEARED SWAPS (0.2)%

Credit Default Swaps, Protection Bought (0.0)%

Foreign/Europe (0.0)%

Protection Bought (Relevant Credit: Markit iTraxx
Europe-S34, 5 Year Index), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/25	12,850	(325)	(337)	12

Total Foreign/Europe				12
Total Credit Default Swaps, Protection Bought				12

Interest Rate Swaps (0.2)%

Czech Republic 0.1%

2 Year Interest Rate Swap, Receive Fixed
2.208% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/13/22	478,062	819	1	818

2 Year Interest Rate Swap, Receive Fixed
2.220% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/12/22	68,694	118	—	118

2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/21/22	457,225	790	—	790

2 Year Interest Rate Swap, Receive Fixed
2.235% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/20/22	432,501	750	—	750

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/20/22	282,500	492	—	492

10 Year Interest Rate Swap, Pay Fixed 1.570%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/12/30	9,915	(37)	—	(37)

10 Year Interest Rate Swap, Pay Fixed 1.600%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/13/30	63,482	(243)	1	(244)

10 Year Interest Rate Swap, Pay Fixed 1.690%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/20/30	21,700	(92)	—	(92)

10 Year Interest Rate Swap, Pay Fixed 1.693%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/21/30	74,899	(318)	—	(318)

10 Year Interest Rate Swap, Pay Fixed 1.705%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/19/30	71,700	(307)	1	(308)

Total Czech Republic				1,969

Mexico 0.0%

7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 4.550% (MXIBTIIE)
28 Days, 5/4/27	100,000	20	—	20

Total Mexico				20

Poland (0.3)%

5 Year Interest Rate Swap, Pay Fixed 2.427%
Annually, Receive Variable 0.720% (6M PLN
WIBOR) Semi-Annually, 10/19/22	105,000	(1,761)	—	(1,761)

10 Year Interest Rate Swap, Pay Fixed 1.710%
Annually, Receive Variable 0.290% (6M PLN
WIBOR) Semi-Annually, 12/19/29	12,500	(287)	1	(288)

10 Year Interest Rate Swap, Pay Fixed 1.775%
Annually, Receive Variable 0.710% (6M PLN
WIBOR) Semi-Annually, 10/22/29	5,882	(145)	—	(145)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 1.780%
Annually, Receive Variable 0.710% (6M PLN
WIBOR) Semi-Annually, 10/22/29	4,118	(102)	—	(102)
10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29	4,178	(105)	1	(106)

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/6/29	2,089	(53)	—	(53)

10 Year Interest Rate Swap, Pay Fixed 1.803%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29	2,089	(52)	1	(53)

10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29	2,089	(53)	1	(54)

10 Year Interest Rate Swap, Pay Fixed 1.860%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/7/29	2,057	(55)	—	(55)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/14/28	14,789	(751)	—	(751)

Total Poland				(3,368)

Total Centrally Cleared Interest Rate Swaps				(1,379)

Total Centrally Cleared Swaps				(1,367)

Net payments (receipts) of variation margin to date				1,342

Variation margin receivable (payable) on centrally cleared
swaps				$(25)

*Market Price at September 30, 2020
**Includes interest purchased or sold but not yet collected of $(1) .

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	10/8/20	KRW	3,951,543USD	3,303$	79
Bank of America	10/9/20	USD	4,674INR	356,697	(161)
Barclays Bank	10/9/20	INR	605,618USD	8,226	(18)
Barclays Bank	12/11/20	USD	3,886CLP	3,016,780	40
Barclays Bank	12/18/20	CNH	6,922USD	1,005	10
Barclays Bank	12/18/20	ZAR	45,019USD	2,728	(66)
Barclays Bank	1/22/21	USD	8,132INR	605,618	1
BNP Paribas	10/8/20	USD	10,914KRW	12,757,645	(3)
BNP Paribas	10/9/20	INR	338,998USD	4,581	14
BNP Paribas	10/9/20	USD	460INR	35,077	(16)
BNP Paribas	10/15/20	ILS	815USD	239	(1)
BNP Paribas	10/16/20	CZK	24,388USD	1,094	(38)
BNP Paribas	10/16/20	HUF	462,279USD	1,477	13
BNP Paribas	10/16/20	MXN	33,607USD	1,490	27
BNP Paribas	10/23/20	AUD	3,519USD	2,513	7
BNP Paribas	10/23/20	AUD	1,440USD	1,033	(1)
BNP Paribas	10/23/20	CAD	476USD	355	2
BNP Paribas	10/23/20	CAD	4,741USD	3,563	(2)
BNP Paribas	10/23/20	CHF	612USD	669	(4)
BNP Paribas	10/23/20	JPY	1,727,680USD	16,233	152
BNP Paribas	10/23/20	NOK	14,911USD	1,623	(25)
BNP Paribas	10/23/20	USD	5,488AUD	7,431	165
BNP Paribas	10/23/20	USD	5,786CAD	7,633	54
BNP Paribas	10/30/20	EUR	21,371USD	25,120	(48)
BNP Paribas	11/20/20	GBP	4,033USD	5,265	(60)
BNP Paribas	12/2/20	USD	1,151BRL	6,466	2
BNP Paribas	12/11/20	CLP	992,903USD	1,303	(37)
BNP Paribas	12/11/20	MYR	4,071USD	976	2
BNP Paribas	12/11/20	USD	13,250CLP	10,274,809	152
BNP Paribas	12/18/20	CNH	6,199USD	900	9
BNP Paribas	1/22/21	KRW	12,757,645USD	10,915	29
BNP Paribas	1/22/21	USD	4,018INR	300,065	(11)
Canadian Imperial Bank of
Commerce	10/23/20	USD	2,472CAD	3,215	58
Canadian Imperial Bank of
Commerce	10/30/20	USD	5,601EUR	4,704	82
Citibank	10/9/20	IDR	34,251,771USD	2,290	11
Citibank	10/9/20	USD	9,462INR	718,209	(272)
Citibank	10/15/20	ILS	64,602USD	18,742	119
Citibank	10/15/20	USD	1,941ILS	6,609	12
Citibank	10/15/20	USD	16,371ILS	56,461	(113)
Citibank	10/16/20	CZK	8,166USD	354	—
Citibank	10/16/20	MXN	61,509USD	2,789	(13)
Citibank	10/16/20	RSD	484,562USD	4,653	178
Citibank	10/16/20	USD	5,188RSD	520,812	(4)
Citibank	10/23/20	AUD	16,408USD	11,752	—
Citibank	10/23/20	CAD	35,855USD	26,461	469

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Citibank	10/23/20	JPY	5,636,973	USD	52,748$	714
Citibank	10/23/20	USD	16,652	AUD	23,030	156
Citibank	10/23/20	USD	46,096 JPY		4,862,780	(23)
Citibank	10/30/20	EUR	2,850	USD	3,348	(4)
Citibank	10/30/20	USD	2,209	EUR	1,875	9
Citibank	11/20/20	GBP	16,641	USD	21,931	(454)
Citibank	11/20/20	USD	385	GBP	298	—
Citibank	11/20/20	USD	4,195	SEK	36,378	131
Citibank	12/18/20	CNH	5,663	USD	822	8
Citibank	12/18/20	CNH	49,378	USD	7,243	(5)
Citibank	1/15/21	RSD	520,812	USD	5,202	(12)
Citibank	1/21/21	ILS	1,078	USD	316	(1)
Citibank	1/21/21	USD	18,623 ILS		64,096	(125)
Citibank	1/22/21	USD	2,252 IDR		34,251,771	(19)
Credit Suisse	10/9/20	USD	8,074 INR		614,547	(256)
Credit Suisse	10/30/20	USD	8,584	EUR	7,306	13
Deutsche Bank	10/9/20	USD	1,692 IDR		25,047,529	10
Deutsche Bank	10/23/20	JPY	84,598	USD	791	12
Deutsche Bank	10/30/20	USD	5,597	EUR	4,704	78
Deutsche Bank	12/11/20	MYR	36,752	USD	8,874	(45)
Deutsche Bank	12/14/20	USD	8,260	THB	258,483	104
Goldman Sachs	10/8/20	KRW	9,706,006	USD	8,105	201
Goldman Sachs	10/8/20	TWD	41,544	USD	1,431	5
Goldman Sachs	10/8/20	USD	483	TWD	14,111	(5)
Goldman Sachs	10/9/20	IDR	13,742,598	USD	922	1
Goldman Sachs	10/9/20	IDR	164,680,389	USD	11,138	(75)
Goldman Sachs	10/9/20	INR	295,994	USD	4,005	7
Goldman Sachs	10/9/20	USD	6,474 IDR		95,868,697	34
Goldman Sachs	10/9/20	USD	401 IDR		5,972,021	—
Goldman Sachs	12/2/20	USD	4,603	BRL	25,863	6
Goldman Sachs	12/11/20	COP	7,033,805	USD	1,888	(57)
Goldman Sachs	1/22/21	USD	909 IDR		13,742,598	(3)
Goldman Sachs	1/22/21	USD	4,375 INR		327,019	(15)
Goldman Sachs	1/22/21	USD	1,452	TWD	41,544	(6)
HSBC Bank	10/8/20	KRW	6,584,141	USD	5,485	149
HSBC Bank	10/8/20	TWD	90,313	USD	3,106	16
HSBC Bank	10/8/20	USD	5,119	TWD	148,453	(13)
HSBC Bank	10/9/20	INR	58,146	USD	787	1
HSBC Bank	10/9/20	RUB	30,633	USD	430	(36)
HSBC Bank	10/9/20	USD	3,076 IDR		45,642,633	10
HSBC Bank	10/23/20	AUD	10,350	USD	7,242	171
HSBC Bank	10/23/20	JPY	7,162,803	USD	67,019	914
HSBC Bank	10/30/20	EUR	143	USD	169	(2)
HSBC Bank	10/30/20	USD	4,425	EUR	3,740	38
HSBC Bank	12/18/20	CNH	9,252	USD	1,344	12
HSBC Bank	1/22/21	IDR	115,230,344	USD	7,626	17
HSBC Bank	1/22/21	USD	3,158	TWD	90,313	(13)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
JPMorgan Chase	10/16/20	RON	5,168	USD	1,268$	(26)
JPMorgan Chase	10/16/20	RSD	36,250	USD	365	(3)
JPMorgan Chase	10/16/20	USD	416	CZK	9,239	16
JPMorgan Chase	10/16/20	USD	6,761	MXN	152,203	(110)
JPMorgan Chase	10/23/20	AUD	4,713	USD	3,369	7
JPMorgan Chase	10/23/20	AUD	1,213	USD	892	(23)
JPMorgan Chase	10/23/20	CAD	365	USD	279	(5)
JPMorgan Chase	10/23/20	JPY	28,654	USD	271	1
JPMorgan Chase	10/23/20	JPY	590,779	USD	5,604	(1)
JPMorgan Chase	10/23/20	NZD	3,197	USD	2,105	9
JPMorgan Chase	10/23/20	NZD	808	USD	544	(10)
JPMorgan Chase	10/23/20	USD	1,383	AUD	1,925	4
JPMorgan Chase	10/23/20	USD	5,380 JPY		570,249	(28)
JPMorgan Chase	10/30/20	USD	22,646	EUR	19,153	176
JPMorgan Chase	11/20/20	GBP	392	USD	505	1
JPMorgan Chase	11/20/20	USD	816	GBP	612	26
JPMorgan Chase	1/15/21	RSD	38,719	USD	387	(1)
Morgan Stanley	10/8/20	KRW	5,567,254	USD	4,657	107
Morgan Stanley	10/8/20	TWD	30,707	USD	1,024	37
Morgan Stanley	10/8/20	USD	11,122	KRW	13,051,299	(47)
Morgan Stanley	10/9/20	IDR	10,184,418	USD	681	3
Morgan Stanley	10/9/20	USD	790 IDR		11,689,827	5
Morgan Stanley	10/13/20	PEN	4,273	USD	1,210	(24)
Morgan Stanley	10/16/20	MXN	347,094	USD	15,247	421
Morgan Stanley	10/23/20	JPY	2,137,848	USD	20,021	254
Morgan Stanley	10/23/20	USD	1,135	AUD	1,537	34
Morgan Stanley	10/30/20	USD	362	EUR	302	8
Morgan Stanley	12/11/20	USD	4,945	CLP	3,825,853	68
Morgan Stanley	12/18/20	USD	6,854	SGD	9,365	(7)
Morgan Stanley	1/22/21	KRW	13,051,299	USD	11,122	74
Morgan Stanley	1/22/21	USD	671 IDR		10,184,418	(4)
Morgan Stanley	1/22/21	USD	1,076	TWD	30,707	(2)
RBC Dominion Securities	10/23/20	CAD	853	USD	636	4
RBC Dominion Securities	10/23/20	USD	5,485	CAD	7,299	4
RBC Dominion Securities	10/30/20	USD	8,594	EUR	7,315	13
Standard Chartered	10/30/20	EUR	7,005	USD	8,272	(54)
Standard Chartered	12/11/20	USD	18,828	MYR	78,300	19
State Street	10/9/20	USD	3,003 INR		228,566	(95)
State Street	10/23/20	AUD	10,350	USD	7,246	168
State Street	10/30/20	USD	11,565	EUR	9,822	42
UBS Investment Bank	10/9/20	USD	3,560 IDR		53,413,401	(28)
UBS Investment Bank	10/15/20	USD	685 ILS		2,347	—
UBS Investment Bank	10/16/20	CZK	358,686	USD	15,084	458
UBS Investment Bank	10/16/20	DKK	25,346	USD	3,881	112
UBS Investment Bank	10/23/20	CHF	8,888	USD	9,502	154
UBS Investment Bank	10/23/20	JPY	1,066,527	USD	10,038	77
UBS Investment Bank	10/30/20	USD	3,717	EUR	3,145	27

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
UBS Investment Bank	10/30/20	USD	644EUR	551$	(3)
UBS Investment Bank	11/13/20	PLN	26,429USD	7,081	(242)
UBS Investment Bank	12/11/20	CLP	218,983USD	279	1
UBS Investment Bank	12/11/20	USD	2,421CLP	1,901,938	(4)
UBS Investment Bank	12/18/20	USD	4,252ZAR	71,289	36
Net unrealized gain (loss) on open forward
currency exchange contracts					$4,091

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 44 Euro BTP contracts	12/20	7,613$	85
Long, 58 Euro BUND contracts	12/20	11,868	50
Short, 46 Euro BUXL thirty year bond contracts	12/20	(12,010)	(144)
Long, 161 Euro OAT contracts	12/20	31,816	174
Short, 157 Euro SCHATZ contracts	12/20	(20,670)	(8)
Short, 37 Government of Canada ten year bond
contracts	12/20	(4,218)	4
Long, 66 Long Gilt contracts	12/20	11,592	(9)
Long, 305 Republic of South Korea ten year bond
contracts	12/20	34,717	318
Long, 1,079 Republic of South Korea three year bond
contracts	12/20	103,407	285
Short, 9 Ultra U. S. Treasury Bonds contracts	12/20	(1,996)	14
Net payments (receipts) of variation margin to date			(795)

Variation margin receivable (payable) on open futures contracts			$(26)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$172
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$172+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$9,927		¤	¤ $	28,171
T. Rowe Price Short-Term
Fund	11,803		¤	¤	9,043
Total					$37,214^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $172 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $37,214.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE INTERNATIONAL BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INTERNATIONAL BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	1,061,287$	— $	1,061,287
Short-Term Investments		28,171	8,044	—	36,215
Securities Lending Collateral		9,043	—	—	9,043
Options Purchased		—	820	—	820
Total Securities		37,214	1,070,151	—	1,107,365
Swaps		—	26	—	26
Forward Currency Exchange Contracts		—	6,870	—	6,870
Total		$37,214$	1,077,047$	— $	1,114,261
Liabilities
Swaps	$	— $	252$	— $	252
Forward Currency Exchange Contracts		—	2,779	—	2,779
Futures Contracts		26	—	—	26
Total		$26$	3,031$	— $	3,057

[1] Includes Corporate Bonds, Government Bonds.